Major Restructuring Costs - Summary of Major Restructuring Charges (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restructuring costs [line items]
Cost of sales	£ 11,603	£ 11,704	£ 11,863
Selling, general and administration	10,975	11,456	11,402
Other operating expense	(476)	1,624	689
Cost charged to operating profit	626	1,532	1,105
Cost of major restructuring [member]
Disclosure of restructuring costs [line items]
Cost of sales	154	667	658
Selling, general and administration	426	659	332
Research and development	46	206	114
Other operating expense	0	0	1
Cost charged to operating profit	£ 626	£ 1,532	£ 1,105